CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 134,596	$ 61,029
Restricted cash	3,267	2,414
Marketable securities	17,631
Accounts receivable, net	45,797	14,694
Due from affiliates	243
Inventories	16,870	11,055
Prepaid income taxes	4,805	69
Prepaid expenses and other	27,823	12,492
Total current assets	251,032	101,753
PROPERTY AND EQUIPMENT, NET	1,502,817	612,342
GAMING LICENSES AND OTHER INTANGIBLES, NET	996,816	487,498
GOODWILL	747,106	66,826
NON-OPERATING REAL PROPERTY	18,069	14,219
OTHER ASSETS, NET	30,632	11,406
Total assets	3,546,472	1,294,044
CURRENT LIABILITIES:
Current portion of long-term debt	615	4,545
Accounts payable	34,778	21,576
Due to affiliates		259
Accrued property, gaming and other taxes	43,212	18,790
Accrued payroll and related	53,330	14,588
Accrued interest	25,607	14,634
Income taxes payable	171
Accrued other liabilities	66,038	31,504
Total current liabilities	223,751	105,896
LONG-TERM DEBT, LESS CURRENT PORTION	2,189,578	795,881
DEFERRED INCOME TAXES	162,967	89,011
OTHER LONG-TERM LIABILITIES	28,579	7,287
Total liabilities	2,604,875	998,075
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY:
Common stock, 100,000,000 shares authorized, 76,825,966 and 47,105,744 issued and outstanding, par value $0.00001 as of December 31, 2017 and 2016, respectively
Paid-in capital	746,547	173,879
Retained earnings	194,971	122,078
Accumulated other comprehensive income	79	12
Total stockholders’ equity	941,597	295,969
Total liabilities and stockholders’ equity	$ 3,546,472	$ 1,294,044